Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	The consolidated provision for federal and state income taxes for the years ended December 31, 2013 and 2012 are as follows:

	2013	2012
Current income taxes
Federal	$(147,442)		$(117,125)
State	(34,335)		(30,450)
	(181,777)		(145,575)
Deferred income taxes
Federal	147,442		117,125
State	38,335		30,450
	185,777		145,575

Provision for income taxes	$4,000	$	---

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]	The components of the Company’s tax rates for the years ended December 31, 2013 and 2012 are as follows:
	2013	2012
Tax rates
Federal	34.00%	34.00%
State	8.84%	8.84%

	42.84%	42.84%